UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2008
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Check here if Amendment [ ]; Amendment Number:
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This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Barington Capital Group, L.P.
Address: 888 Seventh Avenue, 17th Floor
         New York, New York 10019

Form 13F File Number: 028-12298

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   James A. Mitarotonda
Title:  Chairman and Chief Executive Officer
Phone:  212-974-5700

Signature                         Place                      Date of Signing:

/S/ JAMES A. MITAROTONDA          NEW YORK, NEW YORK         NOVEMBER 13, 2008
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
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Form 13F Information Table Entry Total:              13
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Form 13F Information Table Value Total:          $ 180,915
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                                                (thousands)

List of Other Included Managers:

None*

*Mr. James A. Mitarotonda is the Managing Member of Barington Companies Investors, LLC, Barington Companies Management, LLC, Barington Companies Advisors, LLC, Barington Offshore Advisors, LLC and Barington Offshore Advisors II, LLC, which have investment discretion over certain investment portfolios that own the securities reported herein.

                                                                                                                 Voting Authority
                                                              VALUE       SH/      SH/  PUT/   INVEST   OTH
NAME OF ISSUER                TITLE OF CLASS    CUSIP        X$1,000    PRN AMT    PRN  CALL    DISC    MGRS    SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Consolidated Tomoka LD Co     Common            210226106      3,862      89,418   SH          DEFINED           89,418
Dillards Inc                  Cl A              254067101     21,433   1,816,369   SH          DEFINED        1,816,369
Dillards Inc                  Cl A              254067901         49      10,800        CALL   DEFINED           10,800
Griffon Corp                  Common            398433102     23,181   2,569,992   SH          DEFINED        2,569,992
Hansen Nat Corp               Common            411310105        756      25,000   SH          DEFINED           25,000
Hansen Nat Corp               Common            411310905        113      10,000        CALL   DEFINED           10,000
Lancaster Colony Corp         Common            513847103     36,997     982,407   SH          DEFINED          982,407
Pep Boys Manny Moe & Jack     Common            713278109     34,768   5,625,919   SH          DEFINED        5,625,919
Proshares TR                  Ultsht Rus2000    74347R834      1,079      15,000   SH          DEFINED           15,000
Schulman A Inc                Common            808194104     46,828   2,367,454   SH          DEFINED        2,367,454
Syms Corp                     Common            871551107     10,923     808,548   SH          DEFINED          808,548
Torch Energy Royalty Trust    Unit Ben Int      891013104        147      41,890   SH          DEFINED           41,890
Yahoo Inc                     Common            984332106        779      45,000   SH          DEFINED           45,000